Description of the Plan	12 Months Ended
Dec. 31, 2025
Honeywell 401(k) Plan [Member]
Description of the Plan [Abstract]
Description of the Plan
1.	Description of the Plan

General

The Honeywell 401(k) Plan (the “Plan”) is a defined contribution plan for certain employees of Honeywell International Inc. (the “Company”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended, (“ERISA”) and the Internal Revenue Code (“Code”). The following represents a summary of key provisions of the Plan but does not purport to be complete and is qualified in its entirety by the terms of the Plan. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

The Company divested its Personal Protective Equipment (“PPE”) business, effective May 22, 2025. Company employees who transferred with PPE ceased participation upon termination of their employment with the Company. Participant balances did not transfer from the Plan. Each transferred employee (a) vested in their Company match account under the Plan as of May 22, 2025, regardless of their years of vesting service, and (b) was eligible to receive a Company matching contribution for the 2025 Plan year based on base pay paid and matched contributions contributed while employed by the Company from January 1, 2025 to May 22, 2025. Matching contributions were contributed to the Plan on July 3, 2025.

On July 1, 2025, the Company acquired Li-ion Tamer. Acquired employees were employed by the Company as of July 1, 2025, and eligible for participation under the terms of the Plan, which was amended to provide credit for prior years of service at Li-ion Tamer for purposes of vesting service.

The Company spun-off its Advanced Materials business, effective October 30, 2025, to form a separate entity, Solstice Advanced Materials, Inc. (“Solstice”). Company employees who transferred with Solstice ceased participation upon termination of their employment with the Company. Participant balances did not transfer from the Plan. Each transferred employee (a) vested in their Company match account under the Plan as of October 30, 2025, regardless of their years of vesting service, and (b) was eligible to receive a Company matching contribution for the 2025 Plan year based on base pay paid and matched contributions contributed while employed by the Company from January 1, 2025 to October 30, 2025. Matching contributions were contributed to the Plan on Solstice 401(k) plan on January 30, 2026.

Administration

The Company’s Vice President – Global Total Rewards is the Plan Administrator and has full discretionary authority and power to control and manage the administrative aspects of the Plan, including, but not limited to, the power to adopt rules of procedure and regulations necessary for the proper and efficient administration of the Plan and the power to enforce the terms of the Plan it adopts. The Savings Plan Investment Committee has the full power and discretionary authority to manage the investments of the Plan, including but not limited to the power to appoint and remove trustees and monitor trustee performance. The trustee and custodian of the Plan is The Northern Trust Company (the “Trustee”).

Administration services for the Plan are provided by Fidelity Investments Institutional Operations Company.

Contributions and Vesting

Participants are permitted to contribute from 1 percent to 30 percent of their “base pay” as defined in the Plan document during each pay period, subject to certain restrictions for “highly compensated employees”, as defined in the Plan document. Participants may elect to make contributions to the Plan in any combination of before-tax, after-tax and Roth 401(k) contributions and may direct those contributions into any investment option available within the Plan. The investment options for participants consist of white-labeled, multi-managed funds that are proprietary to the Plan. The combined before-tax and Roth 401(k) contributions may not exceed $23,500 annually. In addition to regular before-tax, after-tax or Roth 401(k) contributions, eligible participants may also contribute up to $7,500 annually in catch-up contributions if they are or will attain age 50 by December 31st of the respective plan year and are contributing at least 8 percent in before-tax contributions and/or Roth contributions to the Plan or have contributed the maximum regular before-tax contributions to the Plan.

Depending on the rate designated for the participant’s Participating Unit, as defined below, the Company makes matching contributions with respect to a participant’s contributions. A Participating Unit is a group of employees which has been designated as participating in the Plan. The Company may contribute on behalf of each participant between 0 percent and 87.5 percent of such participant’s contribution to the Plan, up to 8% of the participant’s base pay, depending upon the rate designated for the participant’s Participating Unit. The Company does not match catch-up contributions. All of the Company’s matching contributions are initially invested in the Honeywell Common Stock Fund. Vested participants may subsequently direct such matching contributions into any investment option available within the Plan.

There are two forms of Company matching contributions: (i) variable Company matching contributions and (ii) non-variable Company matching contributions. Participating Units whose employees are covered by collective bargaining agreements or government contracts, the terms of which may change the Company match from time to time, receive variable Company matching contributions, unless the collective bargaining agreement or government contract provides that the employees are eligible for non-variable Company matching contributions.

Participating Units whose employees are not covered by collective bargaining agreements or government contracts (unless the collective bargaining agreement or government contract provides otherwise) are generally eligible for non-variable Company matching contributions. Participating Units covered by a non-variable match receive basic matching contributions whereby the Company matches 87.5 percent up to the first 8 percent of base pay that the participant contributes to the Plan (excluding rollover and catch-up contributions).

Company match contributions for non-variable match participants and certain variable match participants are made annually in a lump sum by the end of the January following the calendar year-end. These participants must be actively employed on December 15th, or if not, disabled or deceased to receive such match. Accordingly, the Statements of Net Assets Available for Benefits at December 31, 2025 and 2024 includes an amount Statement of $233 and $236 million Changes in Net Assets Available for Company matching contributions earned in Benefits for the year ended December 31, 2025 and 2024,respectively, which are paid by the Company to the Plan in January 2026 and 2025, respectively.

Company match contributions for certain other variable match participants are made on a per-payroll period basis, beginning the first month the participant is eligible to receive matching contributions.

For non-variable match participants, there is no minimum service requirement to receive the annual Company match. For variable match participants, minimum service requirements are set forth in the participant’s collective bargaining agreement.

Participants have a full and immediate vested interest in the portion of their accounts contributed by them and the earnings on such contributions. A participant will become 100 percent vested in any Company contributions upon completion of three years of vesting service or upon attainment of age 65 while an employee of the Company or an affiliated company. In addition, a participant’s account will become 100 percent vested if the participant’s termination with the Company or an affiliated company was due to any one of the following (i) retirement under the terms of a Honeywell pension plan in which the participant participates; (ii) disability (as defined under the plan provisions); (iii) death; (iv) a reduction in force or layoff (as determined by the Company); or (v) a participant’s business unit is sold or divested (in the Plan Administrator’s sole discretion). A participant will also become 100 percent vested in any Company contributions in the event the Company terminates or permanently discontinues contributions to the Plan.

Participant Accounts

Each participant’s account is credited with the participant’s contribution and allocations of (1) the Company’s matching contribution, if applicable, and (2) investment earnings, and charged with an allocation of investment losses and administrative expenses. The allocation is based on participants’ account balances as defined in the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Notes Receivable from Participants

No new loans are permitted from the Plan. Interest rates for loans outstanding at December 31, 2025 were between 3.25% and 10.50%, respectively.

Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan document to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of a partial or full Plan termination, all Plan funds must be used in accordance with the terms of the Plan.

Distribution of Benefits

Upon termination of service with the Company, if a participant’s vested account balance is $1,000 or less (including any rollover contributions), the entire vested amount in the participant’s account will be distributed to the participant in a single payment, without his or her consent, unless the participant affirmatively elects to have the benefit rolled over to an eligible retirement plan.

If the vested amount in a participant’s account is greater than $1,000 but less than $7,000 (excluding any rollover contributions), the participant’s account will be automatically rolled over to a traditional IRA, unless the participant affirmatively elects to receive the amount in a single payment or have it rolled over to an eligible retirement plan.

If the participant’s vested account balance exceeds $7,000 (excluding any rollover contributions), the balance in the account will remain in the Plan and shall be distributed (1) at the participant’s request, (2) when the participant attains age seventy three (73), through the payment of minimum required distributions, as defined by the Plan, or (3) upon the participant’s death, whichever is earliest. When a participant dies, if his or her spouse is the beneficiary, the spouse may remain in the Plan under the same conditions as previously described for the participant. Otherwise, the entire amount in the participant’s account is distributed in a single payment to the participant’s beneficiary(ies).

Forfeitures

Forfeitures of the Company’s contributions and earnings thereon due to terminations and withdrawals reduce contributions otherwise due from the Company, as permitted by the Plan. Company contributions made to the Plan were reduced by approximately $8 million due to forfeited nonvested accounts for the year ended December 31, 2025. The balance of forfeitures was approximately $13.1 million and $15.4 million at December 31, 2025 and 2024, respectively.